1

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Description	Par Value (a)	Value

INFLATION-LINKED & FIXED INCOME SECURITIES – 30.7%

ASSET-BACKED SECURITIES – 1.4%

COLLATERALIZED LOAN OBLIGATION – 0.6%
Crown Point CLO Ltd., Series 2018-5A, Class A, (3 Month USD LIBOR + 0.94%), 2.78%, 7/17/28Δ	200,000	$199,917
Dryden Senior Loan Fund, Series 2012-25A, Class ARR, (3 Month USD LIBOR + 0.90%), 2.73%, 10/15/27Δ	294,615	294,612
Euro-Galaxy CLO BV, Series 2016-5A, Class ARV, (3 Month EURIBOR + 0.82%, Floor 0.82%), 0.82%, 11/10/30Δ	250,000EUR	277,297
Figueroa CLO Ltd., Series 2013-2A, Class A1RR, (3 Month USD LIBOR + 0.85%, Floor 0.85%), 2.76%, 6/20/27Δ	67,454	67,437
Shackleton CLO Ltd., Series 2016-9A, Class AR, (3 Month USD LIBOR + 1.13%, Floor 1.13%), 2.95%, 10/20/28Δ	250,000	250,515
Symphony CLO Ltd., Series 2016-17A, Class AR, (3 Month USD LIBOR + 0.88%), 2.71%, 4/15/28Δ	260,000	260,095
Venture CLO Ltd., Series 2012-12A, Class ARR, (3 Month USD LIBOR + 0.80%, Floor 0.80%), 2.71%, 2/28/26Δ	209,818	209,731
WhiteHorse Ltd., Series 2015-10A, Class A1R, (3 Month USD LIBOR + 0.93%, Floor 0.93%), 2.77%, 4/17/27Δ	182,846	182,699
TOTAL COLLATERALIZED LOAN OBLIGATION		$1,742,303

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1, (1 Month USD LIBOR + 0.39%, Floor 0.39%), 2.05%, 3/25/36Δ	235,998	234,334
Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M2, (1 Month USD LIBOR + 0.98%, Floor 0.65%), 2.64%, 5/25/35Δ	545,623	529,124
TOTAL DIVERSIFIED FINANCIAL SERVICES		$763,458

WHOLE LOAN – 0.6%
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, (1 Month USD LIBOR + 0.22%, Floor 0.22%), 1.88%, 8/25/36Δ	391,236	392,585
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB2, Class M2, (1 Month USD LIBOR + 0.95%, Floor 0.63%), 2.61%, 4/25/36Δ	190,503	181,079
LoanCore Issuer Ltd., Series 2019-CRE2, Class A, (1 Month USD LIBOR + 1.13%, Floor 1.13%), 2.81%, 5/15/36Δ	100,000	100,075

Description	Par Value (a)	Value

Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-WF1, Class M2, (1 Month USD LIBOR + 0.29%, Floor 0.29%), 1.95%, 3/25/36Δ	200,000	$189,744
OZLME BV, Series 1A, Class AR, (3 Month EURIBOR + 0.82%, Floor 0.82%), 0.82%, 1/18/30Δ	250,000EUR	277,446
Saxon Asset Securities Trust, Series 2005-1, Class M2, (1 Month USD LIBOR + 0.72%, Cap 10.00%, Floor 0.48%), 2.23%, 5/25/35Δ	208,458	194,709
Sound Point CLO Ltd., Series 2016-3A, Class AR, (3 Month USD LIBOR + 1.15%), 2.96%, 1/23/29Δ	250,000	250,042
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36	165,259	167,349
Starwood Commercial Mortgage Trust, Series 2019-FL1, Class A, (1 Month USD LIBOR + 1.08%, Floor 1.08%), 2.76%, 7/15/38Δ	200,000	200,487
TOTAL WHOLE LOAN		$1,953,516
TOTAL ASSET-BACKED SECURITIES (COST $4,242,749)		$4,459,277

CORPORATE BONDS – 1.3%

AUTOMOTIVE – 0.0%**
Ford Motor Credit Co. LLC, Sr. Unsecured, MTN, 3.55%, 10/07/22	200,000	204,094

COMMUNICATION SERVICES – 0.1%
AT&T, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.75%), 2.66%, 6/01/21Δ	100,000	100,669
5.15%, 2/15/50	100,000	123,511
TOTAL COMMUNICATION SERVICES		$224,180

ENERGY – 0.1%
Petrobras Global Finance BV, Company Guaranteed, 5.09%, 1/15/30	282,000	309,805
YPF SA, Sr. Unsecured, (Argentina Deposit Rates Badlar Private Banks + 6.00%), 52.82%, 3/04/21Δ	450,000ARS	9,094
TOTAL ENERGY		$318,899

FINANCIALS – 1.0%
Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed, 3.80%, 9/15/22	250,000	261,854
ING Bank NV, Covered Bonds, 2.63%, 12/05/22	200,000	205,682
International Lease Finance Corp., Sr. Unsecured, 8.25%, 12/15/20	100,000	105,438

January 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Par Value (a)	Value

Intesa Sanpaolo SpA, Sr. Unsecured, 6.50%, 2/24/21	300,000	$314,061
Jyske Realkredit A/S, Covered Bonds, 1.00%, 10/01/50	2,578,864DKK	383,601
2.50%, 10/01/47	14,765DKK	2,299
Mitsubishi UFJ Lease & Finance Co. Ltd., Sr. Unsecured, 2.65%, 9/19/22	200,000	202,664
Nordea Kredit Realkreditaktieselskab, Covered Bonds, 1.00%, 10/01/50	3,870,318DKK	575,559
2.50%, 10/01/47	179DKK	28
Nykredit Realkredit A/S, Covered Bonds, 1.00%, 10/01/50	4,747,003DKK	705,756
2.50%, 10/01/47	43,110DKK	6,723
Realkredit Danmark A/S, 23S, Covered Bonds, MTN, 2.50%, 7/01/47	26,952DKK	4,201
UniCredit SpA, Sr. Unsecured, 7.83%, 12/04/23	400,000	472,250
TOTAL FINANCIALS		$3,240,116

MULTI-UTILITIES – 0.0%**
Sempra Energy, Sr. Unsecured, (3 Month USD LIBOR + 0.45%), 2.34%, 3/15/21Δ	100,000	100,134

TOBACCO – 0.1%
Imperial Brands Finance PLC, Company Guaranteed, 3.13%, 7/26/24	200,000	204,932
TOTAL CORPORATE BONDS (COST $4,170,449)		$4,292,355

FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 1.0%

GOVERNMENT – 1.0%
Argentina Treasury Bill, 0.00%, 2/26/20‡	150,000ARS	2,065
(Argentina Deposit Rates Badlar Private Banks + 2.00%), 38.34%, 4/03/20Δ	680,000ARS	11,281
(Argentina Deposit Rates Badlar Private Banks + 3.00%), 38.69%, 6/22/20Δ	930,000ARS	15,429
Australia Government Bond, Sr. Unsecured, 1.25%, 2/21/22	160,000AUD	129,041
3.00%, 9/20/25	310,000AUD	311,475
French Republic Government Bond OAT, 2.10%, 7/25/23	400,000EUR	569,360
Japanese Government CPI Linked Bond, Sr. Unsecured, 0.10%, 3/10/28	30,427,500JPY	287,946
0.10%, 3/10/29	100,725,000JPY	953,663
Mexican Udibonos, 4.50%, 11/22/35	2,113,035MXN	128,828

Description	Par Value (a)	Value

New Zealand Government Inflation Linked Bond, Sr. Unsecured, 3.00%, 9/20/30	1,150,000NZD	$903,658
Peruvian Government International Bond, Sr. Unsecured, 5.94%, 2/12/29	200,000PEN	68,011
TOTAL GOVERNMENT		$3,380,757
TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $3,542,564)		$3,380,757

FOREIGN GOVERNMENT SECURITIES – 0.2%

GOVERNMENT – 0.2%
Argentina Bonar Bonds, (Argentina Deposit Rates Badlar Private Banks + 2.00%), 38.15%, 4/03/22Δ	129,000ARS	1,455
Argentina POM Politica Monetaria, (Argentina Central Bank + 0.00%), 53.32%, 6/21/20Δ	6,920,000ARS	86,102
Corp. Andina de Fomento, Series 11U, Sr. Unsecured, 3.95%, 10/15/21	5,345,379MXN	279,548
Peru Government Bond, Sr. Unsecured, 6.15%, 8/12/32	700,000PEN	240,301
TOTAL GOVERNMENT		$607,406
TOTAL FOREIGN GOVERNMENT SECURITIES (COST $909,725)		$607,406

MORTGAGE-BACKED SECURITIES – 3.7%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.6%
Fannie Mae Pool, 3.50%, 9/01/45	122,126	127,445
3.50%, 9/01/46	457,676	479,639
Fannie Mae Pool TBA, 2.50%, 3/01/50	1,000,000	1,006,641
3.00%, 3/01/50	2,700,000	2,758,535
3.50%, 3/01/50	1,570,000	1,620,350
4.00%, 3/01/50	2,400,000	2,507,063
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$8,499,673

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Ginnie Mae Pool, Series 2018-H15, Class FG,
(12 Month USD LIBOR + 0.15%, Cap 7.50%, Floor 0.15%), 2.27%, 8/20/68Δ	95,094	92,063
(1 Month USD LIBOR + 0.40%, Cap 6.50%, Floor 0.40%), 2.06%, 2/20/49Δ	260,236	260,030
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$352,093

WHOLE LOAN – 1.0%
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, (1 Month USD LIBOR + 1.05%, Floor 1.05%), 2.73%, 9/15/36Δ	198,731	199,136

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Real Asset Fund (continued)

Description	Par Value (a)	Value

CSMC Trust, Series 2019-RPL9, Class A1, 3.32%, 10/27/59Δ	99,241	$100,553
European Loan Conduit No. 36 DAC, Series 36A, Class A1, (3 Month EURIBOR + 1.00%, Cap 6.00%, Floor 1.00%), 1.00%, 2/17/30Δ	100,000EUR	111,745
Grifonas Finance PLC, Series 1, Class A, (6 Month EURIBOR + 0.28%), 0.00%, 8/28/39Δ	376,824EUR	401,588
Hawksmoor Mortgages, Series 2019-1A, Class A, (Sterling Overnight Index Average + 1.05%), 1.76%, 5/25/53Δ	287,502GBP	381,952
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, (1 Month USD LIBOR + 0.48%, Cap 11.00%, Floor 0.24%), 2.14%, 7/25/35Δ	352,979	348,996
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, (1 Month USD LIBOR + 1.45%, Floor 1.45%), 3.13%, 12/15/31Δ	100,000	100,144
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75%, 7/25/59Δ	386,048	391,491
Sequoia Mortgage Trust, Series 6, Class A, (1 Month USD LIBOR + 0.64%, Cap 11.00%, Floor 0.32%), 2.30%, 4/19/27Δ	387,477	377,282
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1, (3 Month GBP LIBOR + 1.03%), 1.72%, 10/20/51Δ	251,299GBP	332,493
Trinity Square PLC, Series 2015-1A, Class A, (3 Month GBP LIBOR + 1.15%), 1.88%, 7/15/51Δ	276,846GBP	367,448
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4, 3.27%, 11/25/36Δ	146,283	141,225
4.20%, 3/25/37Δ	48,372	47,868
TOTAL WHOLE LOAN		$3,301,921
TOTAL MORTGAGE-BACKED SECURITIES (COST $12,001,174)		$12,153,687

U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 23.1%

U.S. TREASURY INFLATION INDEXED BONDS – 7.9%
U.S. Treasury Inflation Indexed Bond, 0.63%, 2/15/43	276,000	334,363
0.75%, 2/15/42	839,000	1,059,035
0.75%, 2/15/45	483,000	589,007
0.88%, 2/15/47	962,000	1,188,547
1.00%, 2/15/46	1,354,000	1,741,414
1.00%, 2/15/48	844,000	1,055,593
1.00%, 2/15/49	970,000	1,193,207
1.38%, 2/15/44	2,547,000	3,542,422
1.75%, 1/15/28	2,207,000	3,118,248
2.00%, 1/15/26	721,000	1,056,906
2.13%, 2/15/40	510,000	839,407
2.13%, 2/15/41	659,000	1,081,144
2.38%, 1/15/25	423,000	651,545

Description	Par Value (a)	Value

2.38%, 1/15/27	594,000	$892,654
2.50%, 1/15/29	1,893,000	2,804,143
3.38%, 4/15/32	146,000	300,015
3.63%, 4/15/28	1,868,000	3,882,110
3.88%, 4/15/29	191,000	408,440
TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$25,738,200

U.S. TREASURY INFLATION INDEXED NOTES – 15.2%
U.S. Treasury Inflation Indexed Note, 0.13%, 4/15/20	608,000	667,419
0.13%, 4/15/21	2,147,000	2,326,176
0.13%, 1/15/22	622,000	709,041
0.13%, 4/15/22	4,929,000	5,227,126
0.13%, 1/15/23	2,753,000	3,091,446
0.13%, 7/15/26	3,531,000	3,881,482
0.13%, 1/15/30	800,000	819,952
0.25%, 7/15/29	3,210,000	3,356,499
0.38%, 7/15/23	1,999,000	2,258,650
0.38%, 7/15/25	4,227,000	4,751,002
0.38%, 1/15/27	3,539,000	3,913,426
0.38%, 7/15/27	1,980,000	2,174,670
0.50%, 1/15/28	2,768,000	3,034,956
0.63%, 7/15/21	312,000	359,937
0.63%, 4/15/23	1,480,000	1,567,821
0.63%, 1/15/24	591,000	672,604
0.63%, 1/15/26	7,048,000	8,004,939
0.75%, 7/15/28	1,900,000	2,103,495
1.25%, 7/15/20	383,000	455,081
TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$49,375,722
TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $71,653,636)		$75,113,922

U.S. TREASURY – 0.0%**

U.S. TREASURY NOTES – 0.0%**
U.S. Treasury Note, 1.75%, 12/31/24#	70,000	71,430
TOTAL U.S. TREASURY (COST $70,461)		$71,430

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $96,590,758)		$100,078,834

	Number of Shares

REAL ESTATE RELATED SECURITIES – 65.7%

COMMON STOCKS – 6.8%

DIVERSIFIED REAL ESTATE ACTIVITIES – 3.1%
Airport City Ltd.*	4,669	$82,095
Allreal Holding AG*	764	158,478
CapitaLand Ltd.	159,400	420,047

January 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Chinese Estates Holdings Ltd.	75,000	$52,923
City Developments Ltd.	39,000	300,586
Consolidated-Tomoka Land Co.	326	20,688
Daito Trust Construction Co. Ltd.	3,400	400,508
Daiwa House Industry Co. Ltd.	33,900	1,067,254
DIC Asset AG	3,489	65,370
Far East Consortium International Ltd.	78,000	33,565
Hang Lung Properties Ltd.	87,000	181,737
Heiwa Real Estate Co. Ltd.	4,300	126,726
Henderson Land Development Co. Ltd.	99,735	447,776
K Wah International Holdings Ltd.	85,000	41,431
Kerry Properties Ltd.	45,500	126,914
Lendlease Group	28,456	341,763
Leopalace21 Corp.*	9,900	28,449
Mitsubishi Estate Co. Ltd.	68,200	1,335,661
Mitsui Fudosan Co. Ltd.	47,900	1,268,656
Mobimo Holding AG*	348	112,300
Nomura Real Estate Holdings, Inc.	9,000	221,634
OUE Ltd.	18,100	19,062
SAMTY Co. Ltd.	1,400	23,735
Shinoken Group Co. Ltd.	4,300	47,865
Star Mica Holdings Co. Ltd.	2,000	30,102
Sumitomo Realty & Development Co. Ltd.	26,700	982,974
Sun Frontier Fudousan Co. Ltd.	1,700	18,984
Sun Hung Kai Properties Ltd.	78,000	1,086,568
Tokyo Tatemono Co. Ltd.	13,100	211,662
Tokyu Fudosan Holdings Corp.	25,300	178,348
Tricon Capital Group, Inc.	7,268	59,862
UOL Group Ltd.	32,700	189,957
Wharf Holdings Ltd. (The)	75,000	185,268
Wheelock & Co. Ltd.	55,000	334,794
TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$10,203,742

OFFICE – 0.0%**
Precinct Properties New Zealand Ltd.	84,495	102,324

REAL ESTATE DEVELOPMENT – 0.7%
ADLER Real Estate AG*	1,543	20,715
Buwog AG Escrow Shares	3,077	—
Cedar Woods Properties Ltd.	4,976	26,499
CK Asset Holdings Ltd.	134,000	856,120
DREAM Unlimited Corp., Class A	9,069	80,109
Forestar Group, Inc.*	1,558	31,581
Goldcrest Co. Ltd.	1,500	25,785
Greenland Hong Kong Holdings Ltd.	101,000	38,098
Helical PLC	12,067	76,270
Howard Hughes Corp. (The)*	2,279	277,309
Katitas Co. Ltd.	1,300	52,232

Description	Number of Shares	Value

Nexity SA	2,227	$107,516
Road King Infrastructure Ltd.	34,000	57,079
Selvaag Bolig ASA	6,948	39,708
Sino Land Co. Ltd.	132,000	179,895
St. Modwen Properties PLC	19,519	126,811
TAG Immobilien AG*	10,923	287,885
Tosei Corp.	2,300	29,685
TOTAL REAL ESTATE DEVELOPMENT		$2,313,297

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
ADO Properties SA	561	17,345
Aeon Mall Co. Ltd.	5,400	89,728
Urban & Civic PLC	6,245	29,910
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$136,983

REAL ESTATE OPERATING COMPANIES – 2.9%
Alony Hetz Properties & Investments Ltd.	7,307	120,753
Amot Investments Ltd.	8,779	63,857
Aroundtown SA	35,854	339,425
Azrieli Group Ltd.	2,722	200,603
Big Shopping Centers Ltd.*	209	23,526
CA Immobilien Anlagen AG	5,378	236,624
Capital & Counties Properties PLC	26,301	84,398
Castellum AB	13,543	332,702
Catena AB	1,465	63,428
Chip Eng Seng Corp. Ltd.	44,200	18,862
Daibiru Corp.	5,100	62,778
Deutsche Wohnen SE	18,969	802,585
Dios Fastigheter AB	6,443	59,415
Entra ASA	5,914	100,928
Fabege AB	17,964	307,932
Fastighets AB Balder, Class B*	5,984	283,886
Grainger PLC	32,354	126,325
Grand City Properties SA	3,165	81,120
Hang Lung Group Ltd.	8,000	19,769
Hemfosa Fastigheter AB	14,798	194,337
Hongkong Land Holdings Ltd.	44,000	233,550
Hufvudstaden AB, Class A	3,483	69,003
Hulic Co. Ltd.	22,300	270,379
Hysan Development Co. Ltd.	11,001	41,066
Ichigo, Inc.	4,800	18,010
IMMOFINANZ AG*	2,937	81,502
Intershop Holding AG	103	66,315
Keihanshin Building Co. Ltd.	9,300	125,316
Kennedy-Wilson Holdings, Inc.	6,295	135,720
Klovern AB, Class B	42,277	106,032
Kungsleden AB	9,447	100,688
LEG Immobilien AG	4,359	537,642
Melisron Ltd.	1,293	84,900

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Nyfosa AB*	11,802	$115,527
PSP Swiss Property AG	2,810	424,892
S IMMO AG	4,007	107,345
Swire Properties Ltd.	55,600	172,605
Swiss Prime Site AG*	3,484	425,345
Takara Leben Co. Ltd.	7,200	32,079
TLG Immobilien AG*	5,811	194,630
Unizo Holdings Co. Ltd.	2,500	127,130
Vonovia SE	30,451	1,738,032
Wallenstam AB, Class B	6,496	85,063
Wharf Real Estate Investment Co. Ltd.	50,000	258,213
Wihlborgs Fastigheter AB	8,624	165,184
TOTAL REAL ESTATE OPERATING COMPANIES		$9,239,421

RETAIL – 0.0%**
Kiwi Property Group Ltd.	25,687	25,897
TOTAL COMMON STOCKS (COST $15,418,589)		$22,021,664

EXCHANGE-TRADED FUNDS – 30.9%

EQUITY FUNDS – 30.9%
Schwab U.S. REIT ETF#	1,150,000	53,061,001
Vanguard Global ex-U.S. Real Estate ETF	827,000	47,560,770
TOTAL EQUITY FUNDS		$100,621,771
TOTAL EXCHANGE-TRADED FUNDS (COST $94,932,813)		$100,621,771

INVESTMENT COMPANIES – 3.6%

DIVERSIFIED – 3.6%
Tortoise MLP & Pipeline Fund	973,466	11,632,923

REAL ESTATE OPERATING COMPANIES – 0.0%**
BMO Commercial Property Trust	13,224	19,275
TOTAL INVESTMENT COMPANIES (COST $12,912,522)		$11,652,198

REAL ESTATE INVESTMENT TRUSTS – 24.4%

DIVERSIFIED – 4.1%
Abacus Property Group	21,546	54,225
Activia Properties, Inc.	17	90,527
American Assets Trust, Inc.	2,528	115,176
American Finance Trust, Inc.	5,633	73,060
Charter Hall Group	34,892	297,714
Charter Hall Long Wale REIT	18,790	71,147
Cofinimmo SA	897	142,983
Colony Capital, Inc.	31,235	145,867
Cominar REIT	2,682	29,528
Covivio	3,213	381,270
Daiwa House REIT Investment Corp.	70	186,762
Empire State Realty Trust, Inc., Class A	11,473	155,574
Equinix, Inc.	4,414	2,603,068

Description	Number of Shares	Value

Gecina SA	2,892	$545,462
Gladstone Commercial Corp.	1,116	23,793
Global Net Lease, Inc.	4,719	97,825
Goodman Property Trust	95,209	142,371
GPT Group (The)	101,604	405,408
Growthpoint Properties Australia Ltd.	18,802	54,690
H&R REIT	11,787	190,512
Hankyu Hanshin REIT, Inc.	60	96,362
Heiwa REIT, Inc.	76	102,105
Hulic REIT, Inc.	26	48,093
ICADE	2,288	255,557
Kenedix Office Investment Corp.	30	240,978
Land Securities Group PLC	34,437	425,789
Lar Espana Real Estate Socimi SA	2,557	18,926
Lexington Realty Trust	13,070	144,685
Liberty Property Trust	7,397	463,422
LondonMetric Property PLC	53,050	159,493
LXI REIT PLC	19,555	35,081
Mapletree North Asia Commercial Trust	138,100	120,018
Merlin Properties Socimi SA	20,539	291,314
Mirvac Group	240,328	542,169
NIPPON REIT Investment Corp.	35	163,962
Nomura Real Estate Master Fund, Inc.	253	444,967
NSI NV	1,341	73,213
One Liberty Properties, Inc.	2,568	70,209
Picton Property Income Ltd. (The)	63,920	86,070
Premier Investment Corp.	106	156,699
PS Business Parks, Inc.	694	116,287
REIT 1 Ltd.	11,700	71,580
Sakura Sogo REIT Investment Corp.	24	21,547
Samty Residential Investment Corp.	22	23,166
Sekisui House REIT, Inc.	215	184,157
Soilbuild Business Space REIT	12	4
Star Asia Investment Corp.	40	42,252
Stockland	98,962	323,532
STORE Capital Corp.	11,268	442,269
Sunlight REIT	139,000	88,292
Suntec REIT	82,900	111,367
Tokyu REIT, Inc.	87	170,222
Tosei REIT Investment Corp.	15	18,668
United Urban Investment Corp.	134	240,040
VEREIT, Inc.	61,783	603,002
Washington REIT	4,250	129,370
WP Carey, Inc.	9,707	816,553
XYMAX REIT Investment Corp.	19	24,300
Yuexiu REIT	95,000	62,354
TOTAL DIVERSIFIED		$13,235,036

January 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**
Sella Capital Real Estate Ltd.	10,469	$32,936

INDUSTRIALS – 3.0%
Americold Realty Trust	8,811	303,715
APN Industria REIT	12,124	24,961
Ascendas REIT	173,100	398,568
Dream Industrial REIT	7,428	78,467
Duke Realty Corp.	17,333	629,361
EastGroup Properties, Inc.	1,266	172,265
First Industrial Realty Trust, Inc.	4,348	185,660
Frasers Logistics & Industrial Trust	78,200	69,823
GLP J-REIT	153	205,513
Goodman Group	95,183	942,300
Granite REIT	1,863	100,667
Hansteen Holdings PLC	13,111	20,188
Industrial & Infrastructure Fund Investment Corp.	95	145,762
Industrial Logistics Properties Trust	5,261	120,424
Innovative Industrial Properties, Inc.#	658	58,891
Japan Logistics Fund, Inc.	48	129,875
LaSalle Logiport REIT	96	154,946
Mapletree Industrial Trust	103,300	209,963
Mapletree Logistics Trust	158,250	212,969
Mitsubishi Estate Logistics REIT Investment Corp.	19	69,536
Mitsui Fudosan Logistics Park, Inc.	27	130,885
Monmouth Real Estate Investment Corp.	5,189	75,915
Montea CVA	593	58,642
Nippon Prologis REIT, Inc.	123	353,594
Prologis, Inc.	32,518	3,020,271
Rexford Industrial Realty, Inc.	3,932	189,483
Segro PLC	66,395	797,264
STAG Industrial, Inc.	7,013	226,099
Summit Industrial Income REIT	2,802	27,334
Terreno Realty Corp.	2,213	126,716
Tritax Big Box REIT PLC	82,699	152,402
Warehouses De Pauw CVA	10,234	292,488
TOTAL INDUSTRIALS		$9,684,947

OFFICE – 3.7%
Alexandria Real Estate Equities, Inc.	5,619	917,021
Allied Properties REIT	4,391	183,218
alstria Office REIT AG	7,735	153,455
Befimmo SA	330	20,302
Boston Properties, Inc.	7,583	1,087,023
Brandywine Realty Trust	9,291	145,125
CapitaLand Commercial Trust	146,500	220,481

Description	Number of Shares	Value

Champion REIT	160,000	$96,011
City Office REIT, Inc.	2,823	38,167
Columbia Property Trust, Inc.	8,546	180,321
Corporate Office Properties Trust	5,911	175,970
Cousins Properties, Inc.	7,741	316,839
Cromwell Property Group	99,187	80,928
Daiwa Office Investment Corp.	18	144,259
Derwent London PLC	7,299	395,466
Dexus	63,973	539,811
Douglas Emmett, Inc.	7,065	293,198
Dream Office REIT	3,839	94,423
Easterly Government Properties, Inc.	3,911	94,685
Equity Commonwealth	6,431	210,872
Franklin Street Properties Corp.	5,659	43,008
Frasers Commercial Trust	88,500	105,541
GDI Property Group	37,938	39,150
Global One Real Estate Investment Corp.	77	103,027
Great Portland Estates PLC	16,267	199,925
Hibernia REIT PLC	36,138	54,909
Highwoods Properties, Inc.	5,470	274,102
Hudson Pacific Properties, Inc.	8,172	296,970
Ichigo Office REIT Investment	99	106,975
Inmobiliaria Colonial Socimi SA	20,649	276,690
Intervest Offices & Warehouses NV	685	20,352
Invesco Office J-REIT, Inc.	690	146,951
Japan Excellent, Inc.	65	117,668
Japan Prime Realty Investment Corp.	48	222,065
Japan Real Estate Investment Corp.	64	467,349
JBG SMITH Properties	6,514	264,143
Keppel REIT	134,000	118,843
Kilroy Realty Corp.	5,144	424,740
Mack-Cali Realty Corp.	6,689	146,890
Manulife US REIT	29,035	30,758
MCUBS MidCity Investment Corp.	153	179,570
Mirai Corp.	138	77,742
Mori Hills REIT Investment Corp.	84	140,590
Mori Trust Sogo REIT, Inc.	51	93,598
Nippon Building Fund, Inc.	82	664,258
Office Properties Income Trust	2,541	86,470
One REIT, Inc.	16	55,635
Orix JREIT, Inc.	184	388,761
OUE Commercial Real Estate Investment Trust	118,851	47,433
Paramount Group, Inc.	14,237	200,172
Piedmont Office Realty Trust, Inc., Class A	6,634	153,842
Prosperity REIT	65,000	24,721
Regional REIT Ltd.	31,547	48,476

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

SL Green Realty Corp.	4,299	$395,680
Vornado Realty Trust	9,105	598,836
Workspace Group PLC	10,595	169,940
TOTAL OFFICE		$12,173,355

RESIDENTIAL – 3.5%
Advance Residence Investment Corp.	73	229,575
American Campus Communities, Inc.	8,335	382,326
American Homes 4 Rent, Class A	11,054	302,106
Apartment Investment & Management Co., Class A	7,853	413,932
AvalonBay Communities, Inc.	7,510	1,627,342
Bluerock Residential Growth REIT, Inc.	2,866	33,074
Camden Property Trust	5,106	574,068
Canadian Apartment Properties REIT	5,526	236,339
Civitas Social Housing PLC	32,796	42,879
Comforia Residential REIT, Inc.	47	154,697
Empiric Student Property PLC	15,749	20,578
Equity LifeStyle Properties, Inc.	8,167	594,149
Equity Residential	18,409	1,529,420
Essex Property Trust, Inc.	3,485	1,079,514
Front Yard Residential Corp.	2,160	23,177
Independence Realty Trust, Inc.	2,017	29,589
Ingenia Communities Group	24,221	77,168
InterRent REIT	6,334	80,503
Investors Real Estate Trust	389	28,669
Invitation Homes, Inc.	26,091	821,084
Irish Residential Properties REIT PLC	33,709	61,927
Japan Rental Housing Investments, Inc.	122	121,342
Kenedix Residential Next Investment Corp.	76	150,915
Killam Apartment REIT	2,717	41,389
Mid-America Apartment Communities, Inc.	5,426	744,501
NexPoint Residential Trust, Inc.	608	29,670
Nippon Accommodations Fund, Inc.	36	238,816
Northview Apartment REIT	2,317	53,767
Preferred Apartment Communities, Inc., Class A	5,454	64,248
Starts Proceed Investment Corp.	19	36,760
Sun Communities, Inc.	4,345	704,629
UDR, Inc.	13,808	661,541
UMH Properties, Inc.	2,326	36,751
UNITE Group PLC (The)	21,760	365,366
TOTAL RESIDENTIAL		$11,591,811

RETAIL – 4.2%
Acadia Realty Trust	6,544	162,422
AEON REIT Investment Corp.	79	107,686
Agree Realty Corp.	2,237	169,855

Description	Number of Shares	Value

Alexander’s, Inc.	245	$79,057
Altarea SCA	156	35,754
British Land Co. PLC (The)	42,410	310,159
Brixmor Property Group, Inc.	13,024	259,959
BWP Trust	45,660	124,589
CapitaLand Mall Trust	168,900	310,530
CapitaLand Retail China Trust	16,985	19,231
Cedar Realty Trust, Inc.	15,941	41,447
Charter Hall Retail REIT	6,721	21,052
Choice Properties REIT	12,370	136,655
Essential Properties Realty Trust, Inc.	2,565	70,820
Eurocommercial Properties NV	1,066	26,658
Federal Realty Investment Trust	3,704	463,074
First Capital Real Estate Investment Trust	1,322	21,647
Fortune REIT	101,000	115,137
Frasers Centrepoint Trust	44,023	92,838
Frontier Real Estate Investment Corp.	5	20,908
Fukuoka REIT Corp.	12	20,756
Getty Realty Corp.	2,065	65,089
Hammerson PLC	14,444	44,447
Japan Retail Fund Investment Corp.	91	194,722
Kenedix Retail REIT Corp.	14	34,649
Kimco Realty Corp.	22,269	424,224
Kite Realty Group Trust	3,650	62,780
Klepierre SA	8,409	285,839
Link REIT	120,500	1,218,558
Macerich Co. (The)#	7,744	172,769
Mapletree Commercial Trust	150,023	257,640
National Retail Properties, Inc.	9,051	506,856
NewRiver REIT PLC	19,204	47,640
Pennsylvania Real Estate Investment Trust#	3,915	15,425
Realty Income Corp.	17,189	1,347,789
Regency Centers Corp.	9,639	598,004
Retail Estates NV	459	42,140
Retail Opportunity Investments Corp.	9,001	149,147
Retail Properties of America, Inc., Class A	11,268	136,906
Retail Value, Inc.	979	32,180
RioCan REIT	3,304	67,808
RPT Realty	4,239	59,134
Sasseur Real Estate Investment Trust	34,300	19,991
Saul Centers, Inc.	797	39,356
Scentre Group	243,566	624,947
Seritage Growth Properties, Class A#	2,469	90,662
Shaftesbury PLC	8,605	102,106
Shopping Centres Australasia Property Group	49,146	94,645
Simon Property Group, Inc.	16,527	2,200,570

January 31, 2020 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

SITE Centers Corp.	7,871	$100,040
Spirit Realty Capital, Inc.	5,259	277,570
Tanger Factory Outlet Centers, Inc.#	7,299	106,784
Taubman Centers, Inc.	4,397	116,169
True North Commercial Real Estate Investment Trust	3,946	22,542
Unibail-Rodamco-Westfield	6,612	898,380
Urban Edge Properties	6,074	111,701
Urstadt Biddle Properties, Inc., Class A	966	21,899
Vastned Retail NV	1,224	32,974
Vicinity Centres	112,014	189,067
Washington Prime Group, Inc.#	9,843	29,627
Weingarten Realty Investors	6,381	185,687
Whitestone REIT	2,143	28,073
TOTAL RETAIL		$13,666,770

SPECIALIZED – 5.9%
Aedifica SA	1,769	239,296
Apple Hospitality REIT, Inc.	14,272	214,365
Arena REIT	17,467	36,032
Ascott Residence Trust	176,183	162,678
Ashford Hospitality Trust, Inc.	22,623	55,653
Assura PLC	126,635	130,024
Big Yellow Group PLC	10,056	156,250
Braemar Hotels & Resorts, Inc.	2,261	18,043
CareTrust REIT, Inc.	5,040	111,787
CDL Hospitality Trusts	63,800	72,888
Charter Hall Social Infrastructure REIT	30,135	70,058
Chatham Lodging Trust	5,297	86,606
CoreCivic, Inc.	8,048	128,366
CorePoint Lodging, Inc.	2,059	18,840
CoreSite Realty Corp.	1,686	198,021
CubeSmart	10,208	323,287
CyrusOne, Inc.	5,971	363,335
DiamondRock Hospitality Co.	15,284	147,796
Digital Realty Trust, Inc.#	11,479	1,411,802
Diversified Healthcare Trust	15,288	118,023
EPR Properties	4,853	346,359
Extra Space Storage, Inc.	7,332	811,506
Farmland Partners, Inc.#	2,902	18,805
Four Corners Property Trust, Inc.	3,633	110,044
Gaming and Leisure Properties, Inc.	10,755	508,228
GEO Group, Inc. (The)	9,652	152,502
Gladstone Land Corp.	1,517	20,070
Health Care & Medical Investment Corp.	17	21,504
Healthcare Realty Trust, Inc.	7,053	254,331
Healthcare Trust of America, Inc., Class A	10,924	349,896
Healthpeak Properties, Inc.	26,102	939,411

Description	Number of Shares	Value

Hersha Hospitality Trust	4,701	$60,972
Host Hotels & Resorts, Inc.	37,823	618,028
Ichigo Hotel REIT Investment Corp.	16	17,782
Invincible Investment Corp.	322	162,669
Iron Mountain, Inc.	15,144	478,702
Japan Hotel REIT Investment Corp.	175	117,864
Keppel DC REIT	87,295	144,061
Life Storage, Inc.	2,460	278,423
LTC Properties, Inc.	3,212	148,266
Medical Properties Trust, Inc.	27,289	604,451
National Health Investors, Inc.	2,938	247,908
National Storage Affiliates Trust	3,129	106,855
National Storage REIT	33,137	47,499
NorthWest Healthcare Properties REIT	2,862	26,362
Omega Healthcare Investors, Inc.	11,525	483,474
Ooedo Onsen REIT Investment Corp.	20	16,975
Park Hotels & Resorts, Inc.	14,652	321,465
Parkway Life REIT	17,000	44,516
Pebblebrook Hotel Trust	8,860	210,159
Physicians Realty Trust	9,773	189,108
Primary Health Properties PLC	77,644	161,286
Public Storage	8,156	1,824,987
QTS Realty Trust, Inc., Class A	2,146	122,064
RLJ Lodging Trust	11,928	185,600
Rural Funds Group	14,991	18,509
Ryman Hospitality Properties, Inc.	2,319	197,185
Sabra Health Care REIT, Inc.	11,566	248,669
Safestore Holdings PLC	15,484	164,828
Service Properties Trust	10,802	233,107
Summit Hotel Properties, Inc.	9,756	108,194
Sunstone Hotel Investors, Inc.	15,597	197,770
Universal Health Realty Income Trust	726	89,552
Ventas, Inc.	20,456	1,183,584
VICI Properties, Inc.	24,314	651,615
Vital Healthcare Property Trust	24,302	43,579
Welltower, Inc.	22,005	1,868,445
Xenia Hotels & Resorts, Inc.	5,942	111,056
TOTAL SPECIALIZED		$19,331,375
TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $65,234,665)		$79,716,230

TOTAL REAL ESTATE RELATED SECURITIES (COST $188,498,589)		$214,011,863

COMMODITY RELATED SECURITIES – 8.3%

EXCHANGE-TRADED FUNDS – 8.3%

COMMODITY FUNDS – 8.3%
iShares Commodities Select Strategy ETF#	288,000	8,668,800

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

iShares Gold Trust#,*	445,000	$6,750,650
iShares Silver Trust*	144,100	2,423,762
SPDR S&P Global Natural Resources ETF	221,000	9,370,400
TOTAL COMMODITY FUNDS		$27,213,612
TOTAL EXCHANGE-TRADED FUNDS (COST $26,934,100)		$27,213,612

TOTAL COMMODITY RELATED SECURITIES (COST $26,934,100)		$27,213,612

PURCHASED OPTIONS – 0.0%**

TOTAL PURCHASED OPTIONS
(SEE OPEN OPTION CONTRACTS TABLE) (COST $67,209)		$39,368

SHORT-TERM INVESTMENTS – 2.3%

MONEY MARKET FUND – 2.3%
Dreyfus Government Cash Management
Fund, Institutional Shares, 1.49%^	7,637,455	7,637,455

TOTAL SHORT-TERM INVESTMENTS (COST $7,637,455)		$7,637,455

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.4%

REPURCHASE AGREEMENTS – 1.4%
BNP Paribas SA, 1.59%, dated 1/31/20, due 2/03/20, repurchase price $846,984, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 5/15/20 to 12/01/49; total market value of $863,810.	$846,872	$846,872
Citigroup Global Markets, Ltd., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $846,984, collateralized by U.S. Government Agency & Treasury Securities, 1.56% to 9.00%, maturing 2/15/20 to 2/01/50; total market value of $863,809.	846,872	846,872
Deutsche Bank Securities, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $846,984, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 4/15/20 to 2/01/50; total market value of $863,809.	846,872	846,872
HSBC Securities USA, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $846,984, collateralized by U.S. Government Agency Securities, 3.00% to 5.50%, maturing 1/01/26 to 7/01/56; total market value of $863,809.	846,872	846,872
Morgan Stanley & Co., 1.58%, dated 1/31/20, due 2/03/20, repurchase price $336,887, collateralized by U.S. Government Agency Securities, 2.50% to 7.00%, maturing 6/01/20 to 9/01/57; total market value of $343,580.	336,843	336,843

Description	Par Value	Value

RBC Dominion Securities, Inc., 1.58%, dated 1/31/20, due 2/03/20, repurchase price $846,984, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 4/23/20 to 2/01/50; total market value of $863,809.	$846,872	$846,872
TOTAL REPURCHASE AGREEMENTS (COST $4,571,203)		$4,571,203

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,571,203)		$4,571,203

TOTAL INVESTMENTS 108.4% (COST $324,299,314)		$353,552,335

WRITTEN OPTIONS – 0.0%**

TOTAL WRITTEN OPTIONS
(SEE OPEN OPTION CONTRACTS TABLE) (PREMIUMS RECEIVED $(173,446))		$(126,166)

COLLATERAL FOR SECURITIES ON LOAN – (1.4%)		(4,571,203)

OTHER LIABILITIES LESS ASSETS – (7.0%)		(22,867,199)

TOTAL NET ASSETS – 100.0%		$325,987,767

January 31, 2020 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

(a)	Par Value denominated in USD unless otherwise noted.
#	Security, or a portion thereof, is on loan.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
^	7-Day net yield.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

CDX	Markit CDX Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CPI	Consumer Price Index
CVA	Dutch Certification
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
MTN	Medium Term Note
NA	National Association
NSA	Not Seasonally Adjusted
OAT	Obligations Assimilables
PLC	Public Limited Company
REIT	Real Estate Investment Trust
RPI	Retail Price Index
SpA	Societa per Azioni
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced Security
TELBOR	Tel Aviv Interbank Offered Rate

Currency Code	Currency
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Real Asset Fund (continued)

At January 31, 2020, the Wilmington Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/ Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
2/4/2020	Barclays Bank PLC	137,900,000 JPY	$1,265,550	$1,272,928	$ 7,378	$ —
2/4/2020	Bank of America NA	2,076,000 EUR	2,288,375	2,302,940	14,565	—
2/4/2020	HSBC Bank USA, N.A.	1,360,000 NZD	888,216	879,146	—	(9,070)
2/4/2020	HSBC Bank USA, N.A.	862,000 GBP	1,121,450	1,138,387	16,937	—
2/4/2020	Citigroup Global Markets	702,736 BRL	173,348	164,057	—	(9,291)
2/4/2020	HSBC Bank USA, N.A.	645,000 AUD	434,924	431,793	—	(3,131)
2/14/2020	JP Morgan Chase Bank, N.A.	1,031,163,695 COP	315,186	301,273	—	(13,913)
2/18/2020	Goldman Sachs Bank USA	19,394,812 RUB	302,524	302,704	180	—
3/3/2020	Citigroup Global Markets	702,736 BRL	168,449	163,816	—	(4,633)
3/3/2020	Bank of America NA	64,000 GBP	84,003	84,582	579	—
3/18/2020	Deutsche Bank AG	4,704,772,600 IDR	329,143	343,110	13,967	—
3/18/2020	HSBC Bank USA, N.A.	141,157,800 KRW	119,000	118,543	—	(457)
3/18/2020	Barclays Bank PLC	92,476,800 KRW	78,000	77,661	—	(339)
3/18/2020	Credit Suisse International	88,897,500 KRW	75,000	74,656	—	(344)
3/18/2020	Credit Suisse International	73,538,200 KRW	62,000	61,757	—	(243)
3/18/2020	Bank of America NA	4,298,198 TWD	142,000	142,519	519	—
3/18/2020	Credit Suisse International	4,263,840 TWD	141,000	141,380	380	—
3/18/2020	Credit Suisse International	1,483,328 TWD	49,000	49,184	184	—
3/18/2020	JP Morgan Chase Bank, N.A.	225,000 SGD	165,643	164,903	—	(740)
4/15/2020	Goldman Sachs Bank USA	2,642,118 RUB	42,682	40,956	—	(1,726)
4/24/2020	Citigroup Global Markets	3,147,695 COP	921	915	—	(6)
5/5/2020	Natwest Securities	4,449,000 MXN	226,799	232,197	5,398	—
CONTRACTS SOLD
2/3/2020	Bank of America NA	64,000 GBP	83,939	84,512	—	(573)
2/4/2020	Citigroup Global Markets	137,900,000 JPY	1,279,221	1,272,929	6,292	—
2/4/2020	Barclays Bank PLC	2,076,000 EUR	2,325,111	2,302,940	22,171	—
2/4/2020	HSBC Bank USA, N.A.	1,360,000 NZD	903,978	879,146	24,832	—
2/4/2020	JP Morgan Chase Bank, N.A.	862,000 GBP	1,128,482	1,138,388	—	(9,906)
2/4/2020	Citigroup Global Markets	702,736 BRL	168,643	164,057	4,586	—
2/4/2020	Bank of America NA	645,000 AUD	447,998	431,792	16,206	—
2/4/2020	BNP Paribas SA	37,000 GBP	48,805	48,858	—	(53)
2/12/2020	Citigroup Global Markets	5,390,504 MXN	285,861	284,791	1,070	—
2/14/2020	Citigroup Global Markets	1,028,016,000 COP	296,579	300,354	—	(3,775)
2/14/2020	Citigroup Global Markets	3,147,695 COP	926	920	6	—
2/18/2020	Citigroup Global Markets	784,207 PEN	231,843	231,437	406	—
3/2/2020	Citigroup Global Markets	251,385 PEN	75,391	74,151	1,240	—
3/3/2020	Barclays Bank PLC	137,900,000 JPY	1,267,408	1,274,776	—	(7,368)
3/3/2020	Bank of America NA	2,076,000 EUR	2,292,311	2,306,799	—	(14,488)
3/3/2020	HSBC Bank USA, N.A.	1,360,000 NZD	888,591	879,443	9,148	—
3/3/2020	HSBC Bank USA, N.A.	862,000 GBP	1,122,395	1,139,223	—	(16,828)
3/3/2020	HSBC Bank USA, N.A.	645,000 AUD	435,176	432,008	3,168	—
3/18/2020	Citigroup Global Markets	399,862,568 KRW	340,807	335,802	5,005	—
3/18/2020	Deutsche Bank AG	10,140,994 TWD	335,728	336,254	—	(526)
3/18/2020	HSBC Bank USA, N.A.	227,945 SGD	167,031	167,062	—	(31)
4/1/2020	Barclays Bank PLC	11,225,000 DKK	1,691,794	1,673,187	18,607	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$172,824	$(97,441)

January 31, 2020 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

At January 31, 2020, the Wilmington Real Asset Fund had the following open option contracts:

Description	Expiration Date	Number of Contracts	Notional Amount(a)	Strike Price(a)	Counterparty	Value
PURCHASED OPTIONS
CALL OPTIONS
Euro-Bobl Future	2/21/2020	17	2,363,000EUR	139.00EUR	Exchange Traded	$94
Euro-OAT Future	2/21/2020	1	190,000EUR	190.00EUR	Exchange Traded	11
Euro-Schatz Future	2/21/2020	124	14,136,000EUR	114.00EUR	Exchange Traded	688
TOTAL CALL OPTIONS						793
CALL SWAPTIONS
1-Year U.S. Treasury Note Future	3/10/2020	—	9,410,000	1.50	Deutsche Bank	5,687
1-Year U.S. Treasury Note Future	3/10/2020	—	9,110,000	1.50	Bank of America NA	5,506
2-Year U.S. Treasury Note Future	10/2/2020	—	10,000,000	1.07	JP Morgan Chase Bank, N.A.	27,271
TOTAL CALL SWAPTIONS						38,464
PUT OPTIONS
Euro-Bund Future	2/21/2020	10	1,570,000EUR	157.00EUR	Exchange Traded	111
TOTAL PURCHASED OPTIONS						$39,368

Description	Expiration Date	Number of Contracts	Notional Amount(a)	Strike Price(a)	Counterparty	Value
WRITTEN OPTIONS
CALL OPTIONS
Euro-Bobl Future	2/21/2020	(10)	(1,342,500)EUR	134.25EUR	Exchange Traded	$(8,207)
Euro-Bund Future	2/21/2020	(4)	(688,000)EUR	172.00EUR	Exchange Traded	(13,752)
TOTAL CALL OPTIONS						(21,959)
CALL SWAPTIONS
10-Year U.S. Treasury Bond Future	10/2/2020	—	(2,100,000)	1.30	JP Morgan Chase Bank, N.A.	(29,310)
5-Year U.S. Treasury Note Future	3/10/2020	—	(658,000)	1.40	Bank of America NA	(4,524)
5-Year U.S. Treasury Note Future	3/10/2020	—	(1,362,000)	1.40	Citibank NA	(9,363)
5-Year U.S. Treasury Note Future	3/10/2020	—	(2,090,000)	1.40	Deutsche Bank	(14,368)
Interest Rate Cap Eurozone CPI	6/22/2035	—	(600,000)EUR	3.00EUR	Goldman Sachs Bank USA	(1,028)
ITRAXX EUR 32 5Y	2/19/2020	—	(100,000)EUR	0.43EUR	Deutsche Bank	(14)
ITRAXX EUR 32 5Y	2/19/2020	—	(100,000)EUR	0.48EUR	Barclays Bank PLC	(125)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)EUR	0.43EUR	JP Morgan Chase Bank, N.A.	(39)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)EUR	0.45EUR	Deutsche Bank	(86)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)EUR	0.45EUR	JP Morgan Chase Bank, N.A.	(86)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)EUR	0.45EUR	Bank of America NA	(86)
ITRAXX EUR 32 5Y	3/18/2020	—	(300,000)EUR	0.43EUR	Bank of America NA	(118)
ITRAXX EUR 32 5Y	3/18/2020	—	(400,000)EUR	0.43EUR	Barclays Bank PLC	(157)
ITRAXX EUR 32 5Y	3/18/2020	—	(200,000)EUR	0.45EUR	Goldman Sachs Bank USA	(172)
TOTAL CALL SWAPTIONS						(59,476)
PUT OPTIONS
Euro-Bobl Future	2/21/2020	(10)	(1,342,500)EUR	134.25EUR	Exchange Traded	(333)
Euro-Bund Future	2/21/2020	(4)	(688,000)EUR	172.00EUR	Exchange Traded	(266)
TOTAL PUT OPTIONS						(599)

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	13

Wilmington Real Asset Fund (continued)

Description	Expiration Date	Number of Contracts	Notional Amount(a)	Strike Price(a)	Counterparty	Value
WRITTEN OPTIONS
PUT SWAPTIONS
Interest Rate Cap U.S. CPI	4/10/2020	—	(8,300,000)	3.00	JP Morgan Chase Bank, N.A.	$(21,930)
Interest Rate Cap U.S. CPI	4/22/2024	—	(1,300,000)	4.00	JP Morgan Chase Bank, N.A.	(6)
Interest Rate Cap U.S. CPI	5/16/2024	—	(100,000)	4.00	JP Morgan Chase Bank, N.A.	(1)
Interest Rate Floor U.S. CPI	3/24/2020	—	(2,300,000)	0.00	JP Morgan Chase Bank, N.A.	—
Interest Rate Floor U.S. CPI	4/7/2020	—	(2,400,000)	216.69	Citibank NA	—
Interest Rate Floor U.S. CPI	4/10/2020	—	(8,300,000)	0.00	JP Morgan Chase Bank, N.A.	(21,930)
ITRAXX EUR 32 5Y	2/19/2020	—	(100,000)EUR	0.80EUR	Barclays Bank PLC	(4)
ITRAXX EUR 32 5Y	2/19/2020	—	(100,000)EUR	0.70EUR	Deutsche Bank	(7)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)EUR	0.80EUR	JP Morgan Chase Bank, N.A.	(13)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)EUR	0.80EUR	Deutsche Bank	(13)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)EUR	0.80EUR	Bank of America NA	(13)
ITRAXX EUR 32 5Y	3/18/2020	—	(100,000)EUR	0.70EUR	JP Morgan Chase Bank, N.A.	(24)
ITRAXX EUR 32 5Y	3/18/2020	—	(200,000)EUR	0.80EUR	Goldman Sachs Bank USA	(27)
ITRAXX EUR 32 5Y	3/18/2020	—	(300,000)EUR	0.70EUR	Bank of America NA	(70)
ITRAXX EUR 32 5Y	3/18/2020	—	(400,000)EUR	0.70EUR	Barclays Bank PLC	(94)
TOTAL PUT SWAPTIONS						(44,132)
TOTAL WRITTEN OPTIONS						$(126,166)

(a)	Notional Amount and Strike Price denominated in USD unless otherwise noted.

At January 31, 2020, the Wilmington Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
10 - Year U.S. Treasury Ultra Futures	March 2020	30	4,369,688	$4,286,959	$4,369,688	$ 82,729	$ —
Euro - BTP Futures	March 2020	27	3,050,190EUR	3,357,148	3,377,534	20,386	—
Euro - Bund Futures	March 2020	20	3,500,800EUR	3,819,268	3,860,919	41,651	—
U.S. Treasury Ultra Bond Futures	March 2020	1	193,688	193,064	193,688	624	—
SHORT POSITIONS:
10 - Year Australian Treasury Bond Futures	March 2020	1	147,887AUD	100,184	101,739	—	(1,555)
10 - Year Japanese Treasury Bond Futures (OSE)	March 2020	1	152,860,000JPY	1,402,243	1,407,326	—	(5,083)
10 - Year U.S Treasury Note Futures	March 2020	18	2,369,813	2,335,778	2,369,813	—	(34,035)
3 - Year Australian Treasury Bond Futures	March 2020	2	231,965AUD	159,402	159,646	—	(244)
30 - Year Euro Buxl Bond Futures	March 2020	4	843,600EUR	902,017	934,841	—	(32,824)
5 - Year U.S. Treasury Note Futures	March 2020	14	1,684,484	1,668,935	1,684,484	—	(15,549)
Euro - Bobl Futures	March 2020	17	2,294,320EUR	2,525,097	2,542,848	—	(17,751)
Euro - OAT Futures	March 2020	1	167,220EUR	182,341	184,891	—	(2,550)
Euro - Schatz Futures	March 2020	107	11,993,095EUR	13,196,401	13,205,582	—	(9,181)
U.S. Treasury Long Bond Futures	March 2020	11	1,798,844	1,751,620	1,798,844	—	(47,224)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$145,390	$(165,996)

(a)	Notional Amount denominated in USD unless otherwise noted.

January 31, 2020 (unaudited)

14	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

At January 31, 2020, the Wilmington Real Asset Fund had open interest rate swap agreements as follows:

Counterparty	Termination Date	Notional Amount(2)	Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED
Chicago Mercantile Exchange#	12/16/22	700,000	2.25%	3-Month LIBOR	Quarter	$17,744	$1,563	$16,181	$—
Chicago Mercantile Exchange#	12/20/22	1,900,000	2.25%	3-Month LIBOR	Quarter	48,320	2,393	45,927	—
Chicago Mercantile Exchange#	10/19/23	100,000	2.66%	3-Month LIBOR	Quarter	4,809	—	4,809	—
Chicago Mercantile Exchange#	10/25/23	2,000,000	2.68%	3-Month LIBOR	Quarter	98,336	—	98,336	—
Chicago Mercantile Exchange#	11/19/23	1,000,000	2.67%	3-Month LIBOR	Quarter	49,797	—	49,797	—
Chicago Mercantile Exchange#	12/12/23	370,000	2.68%	3-Month LIBOR	Quarter	18,856	—	18,856	—
Chicago Mercantile Exchange#	7/27/26	3,700,000	2.00%	3-Month LIBOR	Semi-Annual	(115,533)	46,583	—	(162,116)
Chicago Mercantile Exchange#	12/07/26	3,700,000	2.40%	3-Month LIBOR	Semi-Annual	(180,797)	24,582	—	(205,379)
Chicago Mercantile Exchange#	3/21/28	400,000NZD	3.25%	3-Month LIBOR	Semi-Annual	(38,225)	1,223	—	(39,448)
London Clearing House#	6/20/28	900,000	2.25%	3-Month LIBOR	Semi-Annual	(59,384)	49,659	—	(109,043)
Chicago Mercantile Exchange#	7/18/28	750,000	2.72%	3-Month LIBOR	Semi-Annual	(77,645)	—	—	(77,645)
Chicago Mercantile Exchange#	7/18/28	480,000	2.77%	3-Month LIBOR	Semi-Annual	(51,427)	—	—	(51,427)
Chicago Mercantile Exchange#	6/19/48	100,000	2.15%	3-Month LIBOR	Semi-Annual	(10,530)	—	—	(10,530)
Chicago Mercantile Exchange#	12/11/49	300,000	2.25%	3-Month LIBOR	Quarter	(40,229)	(1,104)	—	(39,125)
Chicago Mercantile Exchange#	1/16/50	100,000	1.63%	3-Month LIBOR	Quarter	1,741	(1,423)	3,164	—
Chicago Mercantile Exchange#	2/03/50	160,000	1.63%	3-Month LIBOR	Quarter	2,772	(10)	2,782	—
London Clearing House#	3/20/29	28,820,000JPY	0.45%	6-Month LIBOR	Semi-Annual	(10,826)	(1,671)	—	(9,155)
London Clearing House*	5/15/28	200,000EUR	1.62%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	13,217	13	13,204	—
London Clearing House*	11/15/48	60,000EUR	1.95%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	14,970	—	14,970	—
London Clearing House*	8/15/49	40,000EUR	1.39%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	(1,437)	—	—	(1,437)
London Clearing House*	4/15/20	30,000EUR	1.00%	France CPI Ex-Tobacco	At Term(1)	3	—	3	—
London Clearing House*	8/15/20	10,000EUR	1.16%	France CPI Ex-Tobacco	At Term(1)	(77)	7	—	(84)
London Clearing House*	11/15/34	100,000EUR	1.28%	France CPI Ex-Tobacco	At Term(1)	965	—	965	—
London Clearing House*	11/15/39	100,000EUR	1.41%	France CPI Ex-Tobacco	At Term(1)	1,371	—	1,371	—
London Clearing House*	6/15/21	200,000EUR	1.35%	France CPI Ex-Tobacco	At Term(1)	(2,900)	—	—	(2,900)

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	15

Wilmington Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount(2)	Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
London Clearing House*	7/15/28	330,000EUR	1.62%	France CPI Ex-Tobacco	At Term(1)	$25,297	$—	$25,297	$—
London Clearing House*	11/23/20	100,000	2.03%	U.S. CPI NSA	At Term(1)	(380)	—	—	(380)
London Clearing House*	11/25/20	700,000	2.02%	U.S. CPI NSA	At Term(1)	(2,577)	—	—	(2,577)
London Clearing House*	3/14/21	300,000	1.88%	U.S. CPI NSA	At Term(1)	(676)	—	—	(676)
London Clearing House*	3/18/21	600,000	1.93%	U.S. CPI NSA	At Term(1)	(1,936)	—	—	(1,936)
London Clearing House*	5/13/21	300,000	1.82%	U.S. CPI NSA	At Term(1)	(738)	—	—	(738)
London Clearing House*	7/25/21	400,000	1.43%	U.S. CPI NSA	At Term(1)	275	—	275	—
London Clearing House*	7/26/21	500,000	1.55%	U.S. CPI NSA	At Term(1)	8,796	16,923	—	(8,127)
London Clearing House*	8/06/21	200,000	1.43%	U.S. CPI NSA	At Term(1)	127	—	127	—
London Clearing House*	9/09/21	500,000	1.44%	U.S. CPI NSA	At Term(1)	668	—	668	—
London Clearing House*	9/12/21	460,000	1.60%	U.S. CPI NSA	At Term(1)	6,119	13,855	—	(7,736)
London Clearing House*	10/01/21	700,000	1.49%	U.S. CPI NSA	At Term(1)	51	—	51	—
London Clearing House*	7/15/22	100,000	2.07%	U.S. CPI NSA	At Term(1)	(1,144)	—	—	(1,144)
London Clearing House*	2/05/23	640,000	2.21%	U.S. CPI NSA	At Term(1)	(15,278)	—	—	(15,278)
London Clearing House*	4/13/23	1,020,000	2.22%	U.S. CPI NSA	At Term(1)	(28,371)	—	—	(28,371)
London Clearing House*	4/27/23	390,000	2.26%	U.S. CPI NSA	At Term(1)	(11,922)	(40)	—	(11,882)
London Clearing House*	5/09/23	100,000	2.26%	U.S. CPI NSA	At Term(1)	(3,013)	—	—	(3,013)
London Clearing House*	5/10/23	160,000	2.28%	U.S. CPI NSA	At Term(1)	(4,966)	—	—	(4,966)
London Clearing House*	9/25/27	100,000	2.15%	U.S. CPI NSA	At Term(1)	2,843	—	2,843	—
London Clearing House*	6/03/29	250,000	1.95%	U.S. CPI NSA	At Term(1)	2,978	—	2,978	—
London Clearing House*	7/25/29	1,500,000	2.00%	U.S. CPI NSA	At Term(1)	27,285	—	27,285	—
London Clearing House*	11/04/29	400,000	1.76%	U.S. CPI NSA	At Term(1)	(3,769)	(354)	—	(3,415)
London Clearing House#	12/15/47	260,000	2.00%	U.S. Fed Fund Effective Rate	Annual	(32,547)	(487)	—	(32,060)
London Clearing House#	12/20/47	90,000	2.50%	U.S. Fed Fund Effective Rate	Annual	(21,668)	225	—	(21,893)
London Clearing House#	12/20/47	55,000	2.48%	U.S. Fed Fund Effective Rate	Annual	(13,027)	246	—	(13,273)
London Clearing House*	9/15/24	400,000GBP	3.85%	United Kingdom RPI All Items NSA	At Term(1)	21,572	(56)	21,628	—
London Clearing House*	11/15/24	500,000GBP	3.39%	United Kingdom RPI All Items NSA	At Term(1)	7,754	—	7,754	—
London Clearing House*	1/15/30	700,000GBP	3.44%	United Kingdom RPI All Items NSA	At Term(1)	6,378	—	6,378	—

January 31, 2020 (unaudited)

16	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount(2)	Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
London Clearing House*	6/15/31	460,000GBP	3.10%	United Kingdom RPI All Items NSA	At Term(1)	$(27,966)	$(53,440)	$25,474	$—
London Clearing House*	10/15/31	640,000GBP	3.53%	United Kingdom RPI All Items NSA	At Term(1)	41,556	1,654	39,902	—
London Clearing House*	9/15/32	100,000GBP	3.47%	United Kingdom RPI All Items NSA	At Term(1)	5,898	(775)	6,673	—
London Clearing House*	9/15/33	10,000GBP	3.50%	United Kingdom RPI All Items NSA	At Term(1)	690	8	682	—
London Clearing House*	10/15/33	130,000GBP	3.58%	United Kingdom RPI All Items NSA	At Term(1)	12,823	—	12,823	—
London Clearing House*	9/15/34	420,000GBP	3.60%	United Kingdom RPI All Items NSA	At Term(1)	(37,956)	265	—	(38,221)
London Clearing House*	6/15/39	130,000GBP	3.60%	United Kingdom RPI All Items NSA	At Term(1)	20,959	(214)	21,173	—
London Clearing House*	1/15/50	100,000GBP	3.13%	United Kingdom RPI All Items NSA	At Term(1)	(4,495)	(1,377)	—	(3,118)
						$(336,469)	$98,248	$472,376	$(907,093)
OVER THE COUNTER
Bank of America NA*	2/16/20	830,000ILS	0.97%	3-Month TELBOR	Annual	(661)	5	—	(666)
Bank of America NA*	6/20/20	510,000ILS	0.37%	3-Month TELBOR	Annual	(408)	—	—	(408)
Barclays Bank PLC*	6/20/20	440,000ILS	0.37%	3-Month TELBOR	Annual	(357)	—	—	(357)
Deutsche Bank AG*	6/20/20	420,000ILS	0.41%	3-Month TELBOR	Annual	(390)	—	—	(390)
Goldman Sachs Bank USA*	6/20/20	340,000ILS	0.37%	3-Month TELBOR	Annual	(272)	26	—	(298)
Bank of America NA#	2/16/28	180,000ILS	1.96%	3-Month TELBOR	Annual	6,337	(15)	6,352	—
Bank of America NA#	6/20/28	110,000ILS	2.00%	3-Month TELBOR	Annual	3,816	—	3,816	—
JP Morgan Chase Bank, N.A.#	6/20/28	90,000ILS	2.08%	3-Month TELBOR	Annual	3,307	—	3,307	—
Barclays Bank PLC#	6/20/28	90,000ILS	1.95%	3-Month TELBOR	Annual	3,013	—	3,013	—
Goldman Sachs Bank USA#	6/20/28	70,000ILS	2.00%	3-Month TELBOR	Annual	2,428	—	2,428	—
Bank of America NA*	11/23/20	2,400,000	1.57%	U.S. CPI NSA	At Term(1)	35,563	—	35,563	—
						$52,376	$16	$54,479	$(2,119)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS						$(284,093)	$98,264	$526,855	$(909,212)

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	17

Wilmington Real Asset Fund (concluded)

At January 31, 2020, the Wilmington Real Asset Fund had open credit default swap agreements as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity/ Obligation	Payment Frequency	Implied Credit Spread at January 31, 2020(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED
Intercontinental Exchange###	12/20/24	100,000EUR	1.00%	CDX.ITRAXX.MAIN.32 5Y	Quarter	0.47%	$(2,915)	$(2,888)	$—	$(27)
Intercontinental Exchange###	12/20/24	1,881,000	5.00%	CDX.NA.HY.33 5Y	Quarter	3.06%	(157,865)	(120,921)	—	(36,944)
Intercontinental Exchange###	12/20/20	20,000EUR	1.00%	Daimler AG	Quarter	0.15%	168	332	—	(164)
							$(160,612)	$(123,477)	$—	$(37,135)
OVER THE COUNTER
HSBC Bank USA, N.A.##	3/20/20	200,000	1.00%	Brazil LA SP	Quarter	0.28%	430	531	—	(101)
Goldman Sachs International##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8	Monthly	0.25%	4,293	(26,117)	30,410	—
Deutsche Bank AG##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8	Monthly	0.25%	4,293	(20,855)	25,148	—
Barclays Bank PLC###	12/20/23	200,000	1.00%	Mexico LA BP	Quarter	0.63%	(3,119)	1,708	—	(4,827)
HSBC Bank USA, N.A.###	12/20/23	200,000	1.00%	Mexico LA BP	Quarter	0.63%	(3,119)	1,791	—	(4,910)
							$2,778	$(42,942)	$55,558	$(9,838)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS							$(157,834)	$(166,419)	$55,558	$(46,973)

(1)	Termination date or maturity date.

(2)	Notional Amount denominated in USD unless otherwise noted.

*	Portfolio pays the fixed rate and receives the floating rate.

#	Portfolio pays the floating rate and receives the fixed rate.

##

The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

###

The Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(a)

“Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional Amount denominated in USD unless otherwise noted.

(b)

“Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c)

“Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

January 31, 2020 (unaudited)